Cash and cash equivalents, financial investments and derivative financial instruments - Cash and cash equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents, financial investments and derivative financial instruments
Cash and bank deposits in local currency	R$ 77,488	R$ 105,986
Cash and bank deposits in foreign currency	47,664	5,811
Securities and funds in local currency	5,476,726	5,204,766
Securities and funds in foreign currency	323,810	305,206
Total cash and cash equivalents	R$ 5,925,688	R$ 5,621,769	R$ 2,280,074	R$ 2,661,494